S000012075 [Member] Investment Strategy - S000012075 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments. For these purposes, technology companies are those companies that, in the opinion of the Fund’s investment manager, use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.  Technology companies include companies in technology-related industries or sectors, such as the information technology, communications, healthcare, media, consumer electronics, semi-conductor, internet commerce and advertising, environmental, aerospace and defense industries and sectors. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.
Under normal circumstances, the Fund invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, companies that have been formed under the laws of non-U.S. countries or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will endeavor to invest its assets to bring the Fund’s net assets above this 40% level while giving due regard to the Investment Manager’s view of market and other conditions and available investment opportunities.
Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.
The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.